Acquisition and disposals - Summary of identifiable assets acquired and liabilities assumed and analysis of cash flows on acquisition (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 06, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Acquisitions And Disposals [Line Items]
Intangible assets	$ 2,301
Property, plant and equipment	4,814
Cash and cash equivalents	293
Borrowings	(1,599)
Close-down, restoration and environmental provisions	(319)
Other provisions	(375)
Other assets and liabilities	155
Deferred tax liabilities (net of deferred tax assets)	(817)
Net assets	4,453
Non-controlling interests (NCI)	(298)
Goodwill (refer note 11)	2,146
Net attributable assets (including Goodwill)	6,301
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
less: cash and cash equivalents balance acquired	(293)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	$ 6,008		$ 6,022	$ 346	$ 834
Arcadium Lithium
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisition, loan amount		$ 200
Arcadium | Olaroz Lithium Carbonate Mine
Disclosure Of Acquisitions And Disposals [Line Items]
Economic interest (%)			66.50%
Arcadium | Nemaska Lithium Development Project
Disclosure Of Acquisitions And Disposals [Line Items]
Economic interest (%)			50.00%